15. Non-financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-financial Assets And Liabilities Details 2
Non-current employee long-term benefits	$ 113,097	$ 87,705